Income Taxes (Details 7) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2014 Germany
Deferred tax liability not recognized
Withholding income tax rate for dividends distributed (as a percent)				10.00%	10.00%	26.375%
Deferred income tax liability for the undistributed earnings				$ 21,163	131,309
Undistributed earnings of foreign subsidiaries				211,632	1,313,089
Interest and penalties related to unrecognized tax benefits	0	0	0
Period of statute of limitations				3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount				5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years				$ 17	100
Period of statute of limitations for transfer pricing issues				10 years	10 years